Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Income/(Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expenses:
General and administration expenses		$ (2,804)	$ (2,987)	$ (3,966)
Operating (loss) / income		(7,055)	81,810	19,271
Other (expenses) / income, net:
Interest and finance costs - related party		(399)	0	0
Total other expenses, net		(1,901)	(1,462)	(8,365)
Net (loss) / income		$ (8,956)	$ 80,348	$ 10,907
Net (loss) / income per common share
Basic and diluted (in dollars per share)		$ (0.83)	$ 30.06	$ 4.56
Weighted average common shares outstanding
Basic (in shares)		10,773,404	2,672,945	2,391,628
Diluted (in shares)		10,773,404	2,672,950	2,391,885
Parent Company [Member]
Expenses:
General and administration expenses		$ (1,256)	$ (1,123)	$ (1,958)
Operating (loss) / income		(1,256)	(1,123)	(1,958)
Other (expenses) / income, net:
Interest and finance costs - related party		(399)	0	0
Other, net		(9)	8	1
Total other expenses, net		(408)	8	1
Equity in (loss)/earnings of subsidiaries	[1]	(7,292)	81,463	12,864
Net (loss) / income		$ (8,956)	$ 80,348	$ 10,907
Net (loss) / income per common share
Basic and diluted (in dollars per share)		$ (0.83)	$ 30.06	$ 4.56
Weighted average common shares outstanding
Basic (in shares)		10,773,404	2,672,945	2,391,628
Diluted (in shares)		10,773,404	2,672,950	2,391,885

[1]	Eliminated in consolidation